Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost:
Balance at beginning	€ 22,276	€ 5,923	€ 5,923
Additions	1,209	16,353
Balance at ending	23,485	22,276	5,923
Accumulated depreciation:
Balance at beginning	8,101	3,646	2,461
Depreciation for the year	4,019	4,455	1,185
Balance at ending	12,120	8,101	3,646
Net carrying amount:
Balance at ending	14,175	2,277
Balance at ending	11,365	14,175	2,277
Office equipment [Member]
Cost:
Balance at beginning	15,076	5,923	5,923
Additions	1,209	9,153
Balance at ending	16,285	15,076	5,923
Accumulated depreciation:
Balance at beginning	6,661	3,646	2,461
Depreciation for the year	2,579	3,015	1,185
Balance at ending	9,240	6,661	3,646
Net carrying amount:
Balance at ending	8,415	2,277
Balance at ending	7,045	8,415	2,277
Leasehold improvement [Member]
Cost:
Balance at beginning	7,200
Additions		7,200
Balance at ending	7,200	7,200
Accumulated depreciation:
Balance at beginning	1,440
Depreciation for the year	1,440	1,440
Balance at ending	2,880	1,440
Net carrying amount:
Balance at ending	5,760
Balance at ending	€ 4,320	€ 5,760